Capital Risk - Summary of Regulatory Capital Resources (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Regulatory Capital Resources [Line Items]
CET1 capital	£ 11,057	£ 10,419
AT1 capital	2,281	2,443
Tier 1 capital	13,338	12,862
Tier 2 capital	1,909	2,925
Total regulatory capital	£ 15,247	£ 15,787